DECHERT LLP

1775 I STREET, N.W.

WASHINGTON, D.C. 20006

(202) 261-3300

August 28, 2008

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	PIMCO Funds (the “Trust”)

(File Nos. 033-12113 and 811-05028)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby certify on behalf of the Trust that (i) the form of the Statement of Additional Information that the Trust would have filed pursuant to Rule 497(c) under the 1933 Act does not differ from that contained in Post-Effective Amendment No. 140, which was filed on August 27, 2008, and (ii) the text of Post-Effective Amendment No. 140 was filed electronically on August 27, 2008.

Please do not hesitate to contact the undersigned at (202) 261-3376 if you have any questions regarding this certification.

Sincerely,

/s/ Christopher S. Ha
Christopher S. Ha

cc:

J. Stephen King, Jr.

Joshua Ratner

Brendan C. Fox